UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.

================================================================================









                                 FMC SELECT FUND






                                  ANNUAL REPORT
                                OCTOBER 31, 2006










ADVISED BY:
FIRST MANHATTAN CO.

================================================================================

MANAGER'S DISCUSSION OF FUND PERFORMANCE

Dear Shareholder:

The FMC Select Fund (the "Fund") had a total return of 11.33% for the year ended October 31, 2006. After outperforming its benchmark for each of the past six years, the Fund lagged the 13.94% total return of its benchmark, which is an 80% weighting of the S&P 500 Index and a 20% weighting of the Merrill Lynch 1-10 Year Corporate/Government Bond Index of one to ten year maturities. The Fund also lagged the 12.47% total return of its peer group, the Lipper Mixed-Asset Target Fund Universe*. As of October 31, 2006, 81% of the Fund's assets were invested in equities (including convertible securities), within the targeted equity allocation of 75-85%. The remaining assets were in medium term, fixed income instruments and cash equivalents.

For a longer view, from inception 11 1/2 years ago (May 8, 1995) through October 31, 2006 the Fund had a total return of 323.46% (13.40% annualized) vs. 195.93% (9.90% annualized) for our benchmark and 160.97% (8.55% annualized) for our peer group.

We seek to invest the equity portion of the portfolio in high quality businesses that have high barriers to entry. These businesses are less euphemistically described as monopolies or oligopolies. The oligopolistic nature of our portfolio holdings is often confirmed by the prolonged antitrust reviews they undergo from the US Department of Justice ("DOJ") when engaging in mergers or acquisitions. (In our experience, lack of interest on the part of the DOJ in investigating a merger is often an excellent indicator that the acquirer may be squandering its capital.) We make these investments as value investors, examining many measurements to determine the value of these businesses.
"Earnings yield," which measures how much net income a business generates relative to its price, is one of our preferred measurements. We find it useful to compare this measurement to both the earnings yield available on the S&P Industrials Index and the yield available from the 30-year US Treasury. As of October 31, 2006, the equity portion of the Fund's portfolio had an earnings yield of 5.3%, almost matching the 5.3% earnings yield of the S&P Industrials Index. The portfolio's earnings yield was above the 4.7% yield available on the 30-year US Treasury. However, while the interest coupon paid on the 30-year US Treasury will not grow, the portfolio's earnings are estimated to increase by 69% over the next five years, which would increase the earnings yield at that time to 9.0% based on current prices.

*The Lipper Mixed-Asset Target Fund Universe provides performance information only from month end; in this instance, performance is reflected from April 30, 1995.

The table below compares a weighted average of key measures of the equity portion of the Fund with the S&P Industrials Index. It shows that the Fund is invested in profitable businesses with above-average fundamentals that are selling at attractive valuations compared to the S&P Industrials Index.

--------------------------------------------------------------------------------
                                   FMC SELECT FUND       S&P INDUSTRIALS INDEX
                                   ---------------       ---------------------
QUALITY
-------
Return-on-Equity (ROE) [1]               29%                      18%
Period Needed to Retire
   Debt from Free Cash Flow [2]        2 Years                  4 Years
Estimated Annual EPS Growth
   for 2006-2012                         11%                      8%
VALUATION
--------
2007 Estimated Price/Earnings           14.6X                    15.4X
--------------------------------------------------------------------------------
[1] ROE is based on net income for the trailing four quarters ended 9/30/06 and the average shareholders' equity over that period. ROE provides insight into both the quality of the business and the quality of management in its use of the shareholders' resources. Given the portfolio's heavy skewing towards businesses with franchises we think are significantly less dependent on the business cycle than those in the S&P, it is anticipated that the portfolio's "ROE advantage" relative to the S&P would expand in a recession.

[2] Free cash flow is defined for this purpose as net income plus depreciation and amortization minus capital expenditures. We have intentionally omitted dividends from this calculation to separate dividend policy, a financial decision, from the enterprises' underlying economics, i.e., the cash generated from operations. We believe that careful analysis of both working capital and free cash flow is often more valuable than reported net income in evaluating the fundamentals of a business.

We continue to work hard analyzing the Fund's existing and prospective investments. Thank you for your continued confidence.

Sincerely yours,



/s/ Bernard Groveman                 /s/ William McElroy



Bernard Groveman                     William McElroy
Equity Manager                       Fixed Income Manager

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGERS AT A SPECIFIC POINT IN TIME AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE.

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
               FMC SELECT FUND VERSUS THE S&P 500 COMPOSITE INDEX,
          THE MERRILL LYNCH 1-10 YEAR CORPORATE/GOVERNMENT BOND INDEX,
         AND AN 80/20 BLEND OF THE REFERENCED S&P AND MERRILL INDICES.

                ----------------------------------------------------
                                       TOTAL RETURN(1)
                ----------------------------------------------------
                               Annualized    Annualized   Annualized
                   One Year      3 Year        5 Year       10 Year
                    Return       Return        Return       Return
                ----------------------------------------------------
                    11.33%        8.70%         8.71%       11.94%
                ----------------------------------------------------

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                                      80/20 BLEND OF THE S&P 500 AND
              FMC SELECT FUND         MERRILL LYNCH INDICES
10/31/96      $10,000                 $10,000
10/31/97       13,051                  12,704
10/30/98       14,331                  15,218
10/31/99       16,937                  18,330
10/31/00       18,951                  19,496
10/31/01       20,340                  15,987
10/31/02       20,586                  14,254
10/31/03       24,042                  16,782
10/31/04       26,095                  18,192
10/31/05       27,739                  19,478
10/31/06       30,882                  22,194

[LINE CHART OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                                                           MERRILL LYNCH 1-10
                                 S&P 500 COMPOSITE         YEAR CORP./GOVERNMENT
              FMC SELECT FUND    INDEX(2)                  BOND INDEX(3)
10/31/96      $10,000            $10,000                   $10,000
10/31/97       13,051             13,211                    10,761
10/30/98       14,331             16,116                    11,750
10/31/99       16,937             20,253                    11,857
10/31/00       18,951             21,487                    12,630
10/31/01       20,340             16,136                    14,428
10/31/02       20,586             13,698                    15,285
10/31/03       24,042             16,547                    16,077
10/31/04       26,095             18,106                    16,756
10/31/05       27,739             19,685                    16,816
10/31/06       30,882             22,902                    17,600

 (1) The data quoted herein represents past performance; past performance does not guarantee future results. The return and value of an investment in the Fund will fluctuate so that, when redeemed, the Fund may be worth less than its original cost. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not include any fees or expenses. If such fees and expenses were included in the index returns, the performance of the index would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. For performance data current to the most recent month end, please call 1-877-FMC-4099 (1-877-362-4099).
 (2) The S&P 500 Composite Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the stock market through changes in the aggregate market value of 500 stocks representing all major industries.
 (3) The Merrill Lynch 1-10 Year Corporate/Government Bond Index is an index that tracks the performance of U.S. dollar-denominated investment grade Government and Corporate public debt issued in the U.S. domestic bond market which have greater than 1 year and less than 10 years to maturity, excluding collateralized products such as Mortgage Pass-Through and Asset-Backed securities.

                            PORTFOLIO COMPOSITION (4)
[PIE CHART OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:
Retail  10.0%
Health Care  9.5%
Miscellaneous  9.5%
Media  9.2%
Miscellaneous Consumer  8.4%
Corporate Obligations  8.3%
Energy  7.9%
Banks  7.3%
Financial Services  6.4%
Services  5.0%
Technology  4.7%
U.S. Treasury Oligations  4.1%
Health Care Services  2.4%
Food  1.7%
U.S. Government Mortgage Backed Obligations  1.5%
Residential Mortgage Obligations  1.3%
Equipment Trust Obligations  1.1%
Commercial Mortgage Obligations  0.8%
U.S. Government Agency Obligations  0.3%
Utilities  0.3%
Other Asset-Backed Obligations  0.2%
Convertible Bonds  0.1%

(4) Portfolio composition percentages are based upon the total investments of the Fund.

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

October 31, 2006

                                                                                                      Value
                                                                                         Shares       (000)
----------------------------------------------------------------------------------------------------------------
COMMON STOCK (81.7%)
BANKS (7.2%)
   First Horizon National ..........................................................    156,400      $  6,150
   Great Lakes Bancorp* ............................................................     94,900         1,438
   North Fork Bancorporation .......................................................    212,550         6,075
   TF Financial ....................................................................     32,000         1,007
   US Bancorp ......................................................................     65,000         2,199
   Washington Mutual ...............................................................    110,396         4,670
                                                                                                     --------
                                                                                                       21,539
                                                                                                     --------
ENERGY (7.8%)
   ENSCO International .............................................................    140,000         6,856
   Mariner Energy* .................................................................    314,400         6,232
   Nabors Industries Ltd.* .........................................................    243,600         7,522
   PetroChina ......................................................................  2,522,000         2,778
                                                                                                     --------
                                                                                                       23,388
                                                                                                     --------
FINANCIAL SERVICES (6.3%)
   Leucadia National ...............................................................    262,410         6,920
   Marsh & McLennan ................................................................    125,100         3,683
   Phoenix .........................................................................    260,000         4,118
   Western Union* ..................................................................    189,850         4,186
                                                                                                     --------
                                                                                                       18,907
                                                                                                     --------
FOOD (1.7%)
   Nestle ADR ......................................................................     60,000         5,125
                                                                                                     --------
HEALTH CARE (9.4%)
   Abbott Laboratories .............................................................    104,100         4,946
   Baxter International ............................................................    180,400         8,293
   Boston Scientific* ..............................................................    237,400         3,777
   Community Health Systems* .......................................................     85,000         2,758
   Pfizer ..........................................................................    314,740         8,388
                                                                                                     --------
                                                                                                       28,162
                                                                                                     --------
HEALTH CARE SERVICES (2.4%)
   IMS Health ......................................................................     39,426         1,098
   UnitedHealth Group ..............................................................    126,004         6,146
                                                                                                     --------
                                                                                                        7,244
                                                                                                     --------
MEDIA (9.2%)
   Discovery Holding* ..............................................................    582,367         8,642
   Gannett .........................................................................     90,500         5,352
   Harte-Hanks .....................................................................    286,450         7,233
   Liberty Global, Cl A* ...........................................................     34,122           896
   Liberty Global, Ser C* ..........................................................     93,591         2,380
   Liberty Media Capital, Ser A* ...................................................     14,583         1,299
   Liberty Media Interactive, Cl A* ................................................     72,918         1,609
                                                                                                     --------
                                                                                                       27,411
                                                                                                     --------


    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

October 31, 2006

                                                                                        Shares/
                                                                                         Face
                                                                                        Amount        Value
                                                                                         (000)        (000)
----------------------------------------------------------------------------------------------------------------
MISCELLANEOUS (9.4%)
   3M ..............................................................................    108,800      $  8,578
   Berkshire Hathaway, Cl A* .......................................................         41         4,325
   Berkshire Hathaway, Cl B* .......................................................      1,631         5,733
   Omnicom Group ...................................................................     93,420         9,477
                                                                                                     --------
                                                                                                       28,113
                                                                                                     --------
MISCELLANEOUS CONSUMER (8.4%)
   Dorel Industries, Cl B ..........................................................    199,800         5,177
   Kimberly-Clark ..................................................................     93,600         6,226
   Reckitt Benckiser ...............................................................    310,800        13,521
                                                                                                     --------
                                                                                                       24,924
                                                                                                     --------
RETAIL (10.0%)
   Autozone* .......................................................................     65,300         7,314
   CVS .............................................................................    325,900        10,227
   Dollar General ..................................................................    292,693         4,106
   Lowe's ..........................................................................    267,200         8,053
                                                                                                     --------
                                                                                                       29,700
                                                                                                     --------
SERVICES (5.0%)
   Ryder System ....................................................................    219,700        11,567
   US Cellular* ....................................................................     53,900         3,418
                                                                                                     --------
                                                                                                       14,985
                                                                                                     --------
TECHNOLOGY (4.6%)
   Amdocs* .........................................................................    237,500         9,205
   First Data ......................................................................    189,850         4,604
                                                                                                     --------
                                                                                                       13,809
                                                                                                     --------
UTILITIES (0.3%)
   Florida Public Utilities ........................................................     60,499           840
                                                                                                     --------
TOTAL COMMON STOCK
   (Cost $171,200)..................................................................                  244,147
                                                                                                     --------
CONVERTIBLE BONDS (0.1%)
   Thermo Electron, CV to 23.9006 Shares per $1,000
     3.250%, 11/01/07 ..............................................................     $  314           327
                                                                                                     --------
TOTAL CONVERTIBLE BONDS
   (Cost $314)......................................................................                      327
                                                                                                     --------
CORPORATE OBLIGATIONS (8.3%)
   Ameritech Capital Funding
     9.100%, 06/01/16 ..............................................................        647           749
   Aramark Services
     7.000%, 05/01/07 ..............................................................         10            10
     6.375%, 02/15/08 ..............................................................        190           190
   Archstone-Smith Trust
     7.250%, 08/15/09 ..............................................................        187           191
     6.875%, 02/15/08 ..............................................................        204           203

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

October 31, 2006

                                                                                         Face
                                                                                        Amount        Value
                                                                                         (000)        (000)
----------------------------------------------------------------------------------------------------------------
   Avon Products
     4.200%, 07/15/18 ..............................................................     $1,000      $    880
   Bank Of America MTN
     6.800%, 02/15/11 ..............................................................      1,700         1,802
   Barclays Bank MTN
     5.000%, 12/18/15 ..............................................................        500           492
   Bemis
     4.875%, 04/01/12 ..............................................................      1,000           975
   Blyth
     7.900%, 10/01/09 ..............................................................        100           101
     5.500%, 11/01/13 ..............................................................        950           779
   E.W. Scripps
     6.625%, 10/15/07 ..............................................................        560           562
   Federal Home Loan Bank
     6.100%, 09/06/16 ..............................................................        250           249
   First Data
     4.950%, 06/15/15 ..............................................................      1,000           967
   General Electric Capital MTN
     5.000%, 12/15/12 ..............................................................        450           436
     4.450%, 11/15/14 ..............................................................      1,000           936
   General Motors, Ser 91-A2
     8.950%, 07/02/09 ..............................................................        139           136
   HRPT Properties Trust
     6.500%, 01/15/13 ..............................................................        500           521
   Hudson United Bank
     3.500%, 05/13/08 ..............................................................        270           263
   IDEX
     6.875%, 02/15/08 ..............................................................      1,185         1,194
   Ingersoll-Rand Ltd.
     6.391%, 11/15/27 ..............................................................        595           651
   Leggett & Platt
     4.650%, 11/15/14 ..............................................................      1,000           950
   Lubrizol
     5.875%, 12/01/08 ..............................................................        245           247
   May Department Stores
     9.750%, 02/15/21 ..............................................................        301           349
   Mohawk Industries, Ser D
     7.200%, 04/15/12 ..............................................................      1,400         1,464
   Procter & Gamble - ESOP, Ser A
     9.360%, 01/01/21 ..............................................................      1,575         1,979
   Ryder System
     4.625%, 04/01/10 ..............................................................      1,000           976
   Ryder System MTN
     5.950%, 05/02/11 ..............................................................        775           789
   Thermo Electron
     7.625%, 10/30/08 ..............................................................        500           520
   UST
     7.250%, 06/01/09 ..............................................................        500           523
     6.625%, 07/15/12 ..............................................................      1,000         1,058
   Wal-Mart Stores, Ser 94-B3
     8.800%, 12/30/14 ..............................................................        500           607

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

October 31, 2006

                                                                                         Face
                                                                                        Amount        Value
                                                                                         (000)        (000)
----------------------------------------------------------------------------------------------------------------
   Wal-Mart Stores, Ser A-2
     8.850%, 01/02/15 ..............................................................     $1,000      $  1,176
   Weingarten Realty Investors MTN, Ser A
     6.107%, 07/15/13 ..............................................................        700           727
   Whirlpool
     7.750%, 07/15/16 ..............................................................      1,000         1,119
                                                                                                     --------
TOTAL CORPORATE OBLIGATIONS
   (Cost $25,224)...................................................................                   24,771
                                                                                                     --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (0.3%)
   Government Trust Certificate, Ser 95-A
     8.010%, 03/01/07 ..............................................................         19            19
   NIH Neuroscience Center, Ser B
     6.680%, 02/15/09 ..............................................................        317           320
   Private Export Funding, Ser G
     6.670%, 09/15/09 ..............................................................        225           236
   Small Business Administration, Ser 96-F
     6.500%, 11/01/06 ..............................................................          6             6
   Small Business Administration, Ser 97-L
     6.550%, 12/01/17 ..............................................................        159           164
   Small Business Administration, Ser 98-D
     6.150%, 04/01/18 ..............................................................        131           135
                                                                                                     --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $870)......................................................................                      880
                                                                                                     --------
U.S. TREASURY OBLIGATIONS (4.1%)
   U.S. Treasury Bills (A)
     5.069%, 04/05/07 ..............................................................      5,795         5,672
     5.019%, 02/01/07 ..............................................................         80            79
     5.014%, 03/29/07 ..............................................................      3,027         2,966
     4.991%, 03/01/07 ..............................................................        620           610
     4.900%, 03/08/07 ..............................................................      2,935         2,884
                                                                                                     --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $12,212)...................................................................                   12,211
                                                                                                     --------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (1.5%)
   Federal Home Loan Mortgage Corporation, Ser 2899, Cl HB
     4.000%, 12/15/19 ..............................................................      1,000           896
   Federal Home Loan Mortgage Corporation, Ser 3087, Cl VB
     5.500%, 08/15/18 ..............................................................        368           365
   Federal National Mortgage Association
     5.500%, 01/01/09 ..............................................................         30            30
     4.480%, 07/01/13 ..............................................................      1,192         1,164
   Federal National Mortgage Association, Ser 120, Cl JB
     4.000%, 03/25/19 ..............................................................        550           529
   Federal National Mortgage Association, Ser 14, Cl AT
     4.000%, 03/25/33 ..............................................................         96            92

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

October 31, 2006

                                                                                         Face
                                                                                        Amount        Value
                                                                                         (000)        (000)
----------------------------------------------------------------------------------------------------------------
   Federal National Mortgage Association, Ser 15, Cl CB
     5.000%, 03/25/18 ..............................................................     $  180      $    176
   Government National Mortgage Association, Ser 11, Cl QA
     3.600%, 01/20/29 ..............................................................         25            25
   Government National Mortgage Association, Ser 58, Cl VA
     5.500%, 10/16/13 ..............................................................        120           121
   Government National Mortgage Association, Ser 85, Cl TW
     5.500%, 07/20/20 ..............................................................        200           195
   Government National Mortgage Association, Ser 98, Cl TD
     4.500%, 04/20/30 ..............................................................      1,000           962
                                                                                                     --------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
   (Cost $4,676)....................................................................                    4,555
                                                                                                     --------
RESIDENTIAL MORTGAGE OBLIGATIONS (1.2%)
   Chase Mortgage Finance, Ser 2005-S1, Cl 1A18
     5.500%, 05/25/35 ..............................................................      1,124         1,114
   Citicorp Mortgage Securities, Ser 3, Cl A12
     5.250%, 05/25/34 ..............................................................        806           772
   Countrywide Home Loans, Ser 32, Cl 2A2
     5.000%, 01/25/18 ..............................................................        312           308
   Countrywide Home Loans, Ser J9, Cl 2A6
     5.500%, 01/25/35 ..............................................................        467           456
   Credit Suisse First Boston Mortgage Securities, Ser CK1, Cl A3
     6.380%, 12/18/35 ..............................................................        500           521
   GSR Mortgage Loan Trust, Ser 6F, Cl A1
     3.000%, 09/25/32 ..............................................................         85            82
   Wells Fargo Mortgage Backed Securities Trust, Ser 8, Cl A9
     4.500%, 08/25/18 ..............................................................        500           479
                                                                                                     --------
TOTAL RESIDENTIAL MORTGAGE OBLIGATIONS
   (Cost $3,838)....................................................................                    3,732
                                                                                                     --------
COMMERCIAL MORTGAGE OBLIGATIONS (0.8%)
   Asset Securitization, Ser MD7, Cl A2 (B)
     7.217%, 01/13/30 ..............................................................      1,000         1,004
   Bear Stearns Commercial Mortgage Securities, Ser Top 2, Cl A1
     6.080%, 02/15/35 ..............................................................        160           162
   Credit Suisse First Boston Mortgage Securities, Ser 1, Cl 3A1
     5.250%, 02/25/35 ..............................................................      1,000           996
   Morgan Stanley Dean Witter Capital, Ser Top 1, Cl A2
     6.320%, 02/15/33 ..............................................................        158           158
                                                                                                     --------
TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
   (Cost $2,409)....................................................................                    2,320
                                                                                                     --------



    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

October 31, 2006

                                                                                         Face
                                                                                        Amount        Value
                                                                                         (000)        (000)
----------------------------------------------------------------------------------------------------------------
EQUIPMENT TRUST OBLIGATIONS (1.1%)
   Burlington Northern and Santa Fe Railway, Ser 99-2
     7.570%, 01/02/21 ..............................................................     $  550      $    622
   Continental Airlines, Ser 1, Cl G2
     6.563%, 02/15/12 ..............................................................        900           937
   Continental Airlines, Ser 98-3
     6.320%, 11/01/08 ..............................................................        100           101
   CSX Transportation, Ser 95-A
     7.730%, 03/15/09 ..............................................................        500           528
   Union Pacific
     4.698%, 01/02/24 ..............................................................        147           140
   Union Pacific Railroad, Ser 00-1
     8.000%, 01/10/21 ..............................................................        914         1,063
                                                                                                     --------
TOTAL EQUIPMENT TRUST OBLIGATIONS
   (Cost $3,415)....................................................................                    3,391
                                                                                                     --------
OTHER ASSET-BACKED OBLIGATIONS (0.2%)
   Citibank Credit Card Master Trust I, Ser 2, Cl A
     6.050%, 01/15/10 ..............................................................        480           485
                                                                                                     --------
TOTAL OTHER ASSET-BACKED OBLIGATIONS
   (Cost $474)......................................................................                      485
                                                                                                     --------
TOTAL INVESTMENTS (99.3%)
   (Cost $224,632)..................................................................                 $296,819
                                                                                                     ========

PERCENTAGES ARE BASED ON NET ASSETS OF $298,904.
* NON-INCOME PRODUCING SECURITY.
(A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) VARIABLE RATE SECURITY -- RATE SHOWN IS THE RATE IN EFFECT AS OF OCTOBER 31, 2006.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
CV -- CONVERTIBLE SECURITY
ESOP -- EMPLOYEE STOCK OWNERSHIP PLAN
LTD. -- LIMITED
MTN -- MEDIUM TERM NOTE
SER -- SERIES




    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)                        FMC SELECT FUND

October 31, 2006


----------------------------------------------------------------------------------------------------------------
Assets:
   Investments at Value (Cost $224,632).................................................          $   296,819
   Cash ................................................................................                  290
   Receivable for Capital Shares Sold...................................................                   86
   Receivable for Investment Securities Sold............................................                1,335
   Dividends and Interest Receivable....................................................                  718
----------------------------------------------------------------------------------------------------------------
      Total Assets......................................................................              299,248
----------------------------------------------------------------------------------------------------------------
Liabilities:
   Payable due to Investment Advisor....................................................                  200
   Payable for Capital Shares Redeemed..................................................                   56
   Payable due to Administrator.........................................................                   29
   Payable due to Trustees and Officers.................................................                    4
   Other Accrued Expenses...............................................................                   55
----------------------------------------------------------------------------------------------------------------
      Total Liabilities.................................................................                  344
----------------------------------------------------------------------------------------------------------------
   Net Assets...........................................................................          $   298,904
================================================================================================================
Net Assets Consist of:
   Paid-in-Capital......................................................................          $   220,788
   Undistributed Net Investment Income..................................................                  203
   Accumulated Net Realized Gain on Investments.........................................                5,726
   Net Unrealized Appreciation on Investments...........................................               72,187
----------------------------------------------------------------------------------------------------------------
   Net Assets...........................................................................          $   298,904
================================================================================================================
Institutional Shares:
   Outstanding Shares of Beneficial Interest (unlimited authorization -- no par value)..           13,451,357(1)
----------------------------------------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption Price Per Share.............................          $     22.22
================================================================================================================
(1) Shares have not been rounded.




    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                                    FMC SELECT FUND

For the Year Ended October 31, 2006


-------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income (less foreign taxes withheld of $43).................................           $ 3,447
   Interest Income......................................................................             2,624
-------------------------------------------------------------------------------------------------------------
      Total Investment Income...........................................................             6,071
-------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees.............................................................             2,347
   Administration Fees..................................................................               338
   Trustees' and Officers' Fees.........................................................                17
   Transfer Agent Fees..................................................................                68
   Professional Fees....................................................................                62
   Printing Fees........................................................................                36
   Custodian Fees.......................................................................                29
   Registration and Filing Fees.........................................................                26
   Other Fees...........................................................................                21
-------------------------------------------------------------------------------------------------------------
      Total Expenses....................................................................             2,944
-------------------------------------------------------------------------------------------------------------
      Net Investment Income.............................................................             3,127
-------------------------------------------------------------------------------------------------------------
Net Realized Gain on Investments........................................................             5,773
Net Change in Unrealized Appreciation on Investments....................................            22,108
-------------------------------------------------------------------------------------------------------------
      Net Realized and Unrealized Gain on Investments...................................            27,881
-------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations....................................           $31,008
=============================================================================================================










    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                         FMC SELECT FUND

For the Years Ended October 31,


                                                                                2006           2005
--------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income...............................................       $  3,127       $  2,680
   Net Realized Gain on Investments....................................          5,773          8,580
   Net Change in Unrealized Appreciation on Investments................         22,108          4,219
--------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations..............         31,008         15,479
--------------------------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income ..............................................         (3,133)        (2,728)
   Net Realized Gain...................................................         (8,561)        (8,070)
--------------------------------------------------------------------------------------------------------
     Total Dividends and Distributions ................................        (11,694)       (10,798)
--------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Issued .............................................................         39,823         43,325
   In Lieu of Dividends and Distributions .............................            283            272
   Redeemed ...........................................................        (40,295)       (17,699)
--------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Derived from Capital
       Share Transactions                                                         (189)        25,898
--------------------------------------------------------------------------------------------------------
     Total Increase in Net Assets .....................................         19,125         30,579
--------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Year...................................................        279,779        249,200
--------------------------------------------------------------------------------------------------------
   End of Year ........................................................       $298,904       $279,779
========================================================================================================
Undistributed Net Investment Income....................................       $    203       $    162
========================================================================================================
Shares Issued and Redeemed:
   Issued .............................................................          1,879          2,045
   In Lieu of Dividends and Distributions .............................             13             13
   Redeemed ...........................................................         (1,904)          (836)
--------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Shares Outstanding from
       Capital Share Transactions......................................            (12)         1,222
========================================================================================================





    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                             FMC SELECT FUND

For a Share Outstanding Throughout Each Year

For the Years Ended October 31,

         Net                                                                                Net               Net
        Asset              Realized and            Dividends   Distributions   Total       Asset            Assets,    Ratio
       Value,       Net     Unrealized    Total     from Net       from      Dividends     Value,             End   of Expenses
      Beginning Investment   Gain on       from    Investment    Realized       and         End    Total    of Year  to Average
       of Year    Income   Investments  Operations   Income        Gains    Distributions of Year Return(1)  (000)   Net Assets
      --------- --------- ------------- ---------- ----------  ------------ ------------- ------- --------- ------- -----------
2006    $20.78    $0.23(2)    $2.07       $2.30      $(0.23)      $(0.63)      $(0.86)     $22.22   11.33% $298,904     1.00%
2005     20.36     0.21(2)     1.08        1.29       (0.21)       (0.66)       (0.87)      20.78    6.30   279,779     1.02
2004     19.48     0.19        1.44        1.63       (0.19)       (0.56)       (0.75)      20.36    8.54   249,200     1.02
2003     17.17     0.23        2.58        2.81       (0.24)       (0.26)       (0.50)      19.48   16.79   209,069     1.03
2002     17.89     0.22        0.04        0.26       (0.22)       (0.76)       (0.98)      17.17    1.21   164,398     1.05

         Ratio
         of Net
       Investment
         Income     Portfolio
       to Average   Turnover
       Net Assets    Rate
       ----------   ---------
2006     1.07%       12.74%
2005     0.97        18.43
2004     0.93        11.36
2003     1.33        19.95
2002     1.25        19.72


(1) Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.

(2) Per share calculations were performed using average shares for the period.






    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

October 31, 2006


1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the FMC Select Fund (the "Fund"). The Fund seeks a total return principally through capital appreciation and, to a limited degree, through current income by investing principally in equity securities of U.S. companies with medium and large market capitalizations and secondarily in investment grade fixed income securities. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

   SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are valued based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

   Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2006, there were no securities valued in accordance with the Fair Value Procedures.

   For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

October 31, 2006


   net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that materially affected the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector.If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator and the Fund holds the relevant securities, then the Administrator will notify the Adviser that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Discounts or premiums are amortized to interest income using the effective interest method. Interest income is recognized on the accrual basis. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are recorded in interest income. Dividend income is recorded on the ex-date.

   EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are allocated pro rata to the Fund based on the number of funds and/or relative net assets.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisers and service providers as required by the Securities and Exchange Commission ("SEC") regulations. The CCO's services have been approved by and are reviewed by the Board.

The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund for a commission in accordance with the Investment Company Act of 1940, the Securities and Exchange Act of 1934 and rules promulgated by the SEC. For the year ended October 31, 2006, First Manhattan Co. ("the Adviser") received $96,520 in brokerage commissions.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund for an annual fee equal to the higher of $75,000 or 0.12% of the Fund's average daily net assets of the first $350 million, 0.10% of the Fund's average daily net assets of the next $150 million, 0.08% of the Fund's average daily net assets of the next $500 million, and 0.06% of the Fund's average daily net assets in excess of $1 billion.

The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

October 31, 2006


U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and/or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and the Adviser are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.80% of the Fund's average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 1.10% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its sole discretion.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales and maturities, other than short-term investments, for the year ended October 31, 2006, were as follows (000):

Purchases
  U.S. Government .....................    $   615
  Other ...............................     35,191
Sales and Maturities
  U.S. Government .....................        579
  Other ...............................     48,034

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to foreign exchange transactions and realized gains (losses) on paydowns have been reclassified to/from the following accounts as of October 31, 2006(000):

         UNDISTRIBUTED          ACCUMULATED NET
        NET INVESTMENT             REALIZED
            INCOME                GAIN (LOSS)
        --------------          ---------------
              $47                    $(47)

These reclassifications have no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared during the years ended October 31, 2006 and 2005 was as follows (000):

          ORDINARY        LONG-TERM
           INCOME       CAPITAL GAIN         TOTAL
          --------      ------------       --------
2006       $3,504          $8,190          $11,694
2005        4,617           6,181           10,798

As of October 31, 2006, the components of Distributable Earnings on a tax basis were as follows (000):

Undistributed Ordinary Income .............    $   203
Undistributed Long-Term Capital Gains......      5,726
Unrealized Appreciation....................     72,187
                                               -------
Total Distributable Earnings...............    $78,116
                                               =======

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2006, were as follows (000):

                                            NET
  FEDERAL   APPRECIATED   DEPRECIATED    UNREALIZED
 TAX COST   SECURITIES    SECURITIES    APPRECIATION
 --------   -----------   -----------   ------------
 $224,632     $80,063       $(7,876)       $72,187

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

October 31, 2006


8. OTHER:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As of October 31, 2006, the Fund has not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September 2006, FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

10. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (UNAUDITED):

The Board has selected Ernst & Young LLP (E&Y) to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ending October 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, neither the Trust, its portfolios, nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Fund's former independent registered public accounting firm, KPMG LLP. The dismissal of KPMG LLP, effective upon its completion of its audits for the fiscal year ended October 31, 2005 and selection of E&Y was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. KPMG LLP's reports on the Fund's financial statements for the fiscal years ended October 31, 2005 and October 31, 2004 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

October 31, 2006


uncertainty, audit scope, or accounting principles. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Trustees of
FMC Select Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the FMC Select Fund (one of the funds constituting The Advisors' Inner Circle Fund (the "Trust")), as of October 31, 2006, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2005 and the financial highlights for each of the four years in the period then ended were audited by other auditors, whose report dated December 22, 2005, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the FMC Select Fund of The Advisors' Inner Circle Fund at October 31, 2006, and the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.



                                                  /s/ Ernst & Young LLP



Philadelphia, Pennsylvania
December 20, 2006

DISCLOSURE OF FUND EXPENSES (UNAUDITED)                          FMC SELECT FUND



All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important that you understand how these costs affect your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

   You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                           BEGINNING        ENDING                  EXPENSES
                           ACCOUNT          ACCOUNT    ANNUALIZED     PAID
                             VALUE           VALUE       EXPENSE     DURING
                            5/01/06        10/31/06      RATIOS      PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN         $1,000.00      $1,033.80       1.00%        $5.13
HYPOTHETICAL 5% RETURN      1,000.00       1,020.16       1.00          5.09
--------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-877-362-4099. The following chart lists Trustees and Officers as of November 15, 2006.

                                                                                      NUMBER OF
                                                                                     PORTFOLIOS
                                   TERM OF                                        IN THE ADVISORS'
    NAME,       POSITION(S)      OFFICE AND                                       INNER CIRCLE FUND
   ADDRESS,      HELD WITH        LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY            OTHER DIRECTORSHIPS
    AGE 1        THE TRUST      TIME SERVED 2         DURING PAST 5 YEARS           BOARD MEMBER          HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A.         Chairman      (Since 1991)    SEI Employee 1974-present.                36          Trustee of The Advisors' Inner
NESHER          of the Board                    Currently performs various                            Circle Fund II, Bishop Street
60 yrs. old     of Trustees                     services on behalf of SEI                             Funds, SEI Asset Allocation
                                                Investments for which Mr.                             Trust, SEI Daily Income Trust,
                                                Nesher is compensated.                                SEI Index Funds, SEI
                                                Executive Vice President of SEI                       Institutional International
                                                Investments, 1986-1994.                               Trust, SEI Institutional
                                                Director and Executive Vice                           Investments Trust, SEI
                                                President of the Administrator                        Institutional Managed Trust,
                                                and the Distributor, 1981-1994.                       SEI Liquid Asset Trust, SEI
                                                                                                      Tax Exempt Trust, SEI
                                                                                                      Opportunity Master Fund, L.P.,
                                                                                                      SEI Opportunity Fund, L.P.,
                                                                                                      SEI Global Master Fund, PLC,
                                                                                                      SEI Global Assets Fund, PLC,
                                                                                                      SEI Global Investments Fund,
                                                                                                      PLC, SEI Investments Global,
                                                                                                      Limited, SEI Investments-
                                                                                                      Global Fund Services, Limited,
                                                                                                      SEI Investments (Europe) Ltd.,
                                                                                                      SEI Investments-Unit Trust
                                                                                                      Management (UK) Limited, and
                                                                                                      SEI Global Nominee Ltd.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M.        Trustee       (Since 1992)    Self-employed consultant since            36          Director of SEI Investments
DORAN                                           2003. Partner, Morgan, Lewis &                        Company and SEI Investments
1701 Market Street                              Bockius LLP (law firm) from                           Distribution Co.,SEI
Philadelphia, PA 19103                          1976-2003, counsel to the                             Investments-Global Fund
66 yrs. old                                     Trust, SEI Investments, the                           Services, Limited, SEI
                                                Administrator and the                                 Investments (Europe), Limited,
                                                Distributor. Director of SEI                          SEI Investments (Asia)
                                                Investments since 1974;                               Limited, SEI Asset Korea Co.,
                                                Secretary of SEI Investments                          Ltd., Trustee of The Advisors'
                                                since 1978.                                           Inner Circle Fund II, Bishop
                                                                                                      Street Funds, SEI Investments,
                                                                                                      SEI Asset Allocation Trust,
                                                                                                      SEI Daily Income Trust, SEI
                                                                                                      Index Funds, SEI Institutional
                                                                                                      International Trust, SEI
                                                                                                      Institutional Investments
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Liquid
                                                                                                      Asset Trust and SEI Tax Exempt
                                                                                                      Trust.
------------------------------------------------------------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
  Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
  1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                      NUMBER OF
                                                                                     PORTFOLIOS
                                   TERM OF                                        IN THE ADVISORS'
    NAME,       POSITION(S)      OFFICE AND                                       INNER CIRCLE FUND
   ADDRESS,      HELD WITH        LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY            OTHER DIRECTORSHIPS
    AGE 1        THE TRUST      TIME SERVED 2         DURING PAST 5 YEARS           BOARD MEMBER          HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

EUGENE B.         Trustee       (Since 1993)    Private investor from 1987 to             36          Trustee of The Advisors' Inner
PETERS                                          present. Vice President and                           Circle Fund II and Bishop
77 yrs. old                                     Chief Financial Officer,                              Street Funds.
                                                Western Company of North
                                                America (petroleum service
                                                company), 1980-1986. President
                                                of Gene Peters and Associates
                                                (import company), 1978-1980.
                                                President and Chief Executive
                                                Officer of Jos. Schlitz Brewing
                                                Company before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M.          Trustee       (Since 1994)    Attorney, Solo Practitioner               36          Trustee of The Advisors' Inner
STOREY                                          since 1994. Partner, Dechert                          Circle Fund II, Bishop Street
75 yrs. old                                     (law firm), September                                 Funds, SEI Asset Allocation
                                                1987-December 1993.                                   Trust, SEI Daily Income Trust,
                                                                                                      SEI Index Funds, SEI
                                                                                                      Institutional International
                                                                                                      Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed Trust,
                                                                                                      SEI Liquid Asset Trust, SEI
                                                                                                      Tax Exempt Trust and the U.S.
                                                                                                      Charitable Gift Trust.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE J.         Trustee       (Since 1999)    Chief Executive Officer,                  36          Trustee, State Street
SULLIVAN, JR.                                   Newfound Consultants, Inc.                            Navigator Securities Lending
64 yrs. old                                     since April 1997. General                             Trust, since 1995. Trustee of
                                                Partner, Teton Partners, L.P.,                        The Fulcrum Trust. Trustee of
                                                June 1991-December 1996; Chief                        The Advisors' Inner Circle
                                                Financial Officer, Nobel                              Fund II, Bishop Street Funds,
                                                Partners, L.P., March                                 SEI Asset Allocation Trust,
                                                1991-December 1996; Treasurer                         SEI Daily Income Trust, SEI
                                                and Clerk, Peak Asset                                 Index Funds, SEI Institutional
                                                Management, Inc., since 1991.                         International Trust, SEI
                                                                                                      Institutional Investments
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Liquid
                                                                                                      Asset Trust, SEI Tax Exempt
                                                                                                      Trust, SEI Opportunity Master
                                                                                                      Fund, L.P. and SEI Opportunity
                                                                                                      Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
  Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------


                                                                                      NUMBER OF
                                                                                     PORTFOLIOS
                                   TERM OF                                        IN THE ADVISORS'
    NAME,       POSITION(S)      OFFICE AND                                       INNER CIRCLE FUND         OTHER DIRECTORSHIPS
   ADDRESS,      HELD WITH        LENGTH OF         PRINCIPAL OCCUPATION(S)       OVERSEEN BY BOARD            HELD BY BOARD
    AGE 1        THE TRUST      TIME SERVED 2         DURING PAST 5 YEARS          MEMBER/OFFICER            MEMBER/OFFICER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
(CONTINUED)
------------

BETTY L.          Trustee       (Since 2005)    Self-Employed Legal and                   36          Trustee of The Advisors' Inner
KRIKORIAN                                       Financial Services Consultant                         Circle Fund II and Bishop
63 yrs. old                                     since 2003. In-house Counsel,                         Street Funds.
                                                State Street Bank Global
                                                Securities and Cash Operations
                                                from 1995 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
CHARLES E.        Trustee       (Since 2005)    Self-Employed Business                    36          Director, Crown Pacific, Inc.,
CARLBOM                                         Consultant, Business Project                          Trustee of The Advisors' Inner
72 yrs. old                                     Inc. since 1997. CEO and                              Circle Fund II and Bishop
                                                President, United Grocers Inc.                        Street. Funds.
                                                from 1997 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
MITCHELL A.       Trustee       (Since 2005)    Retired.                                  36          Director, Federal Agricultural
JOHNSON                                                                                               Mortgage Corporation. Trustee
64 yrs. old                                                                                           of The Advisors' Inner Circle
                                                                                                      Fund II and Bishop Street
                                                                                                      Funds.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------

JAMES F.          President     (Since 2003)    Senior Operations Officer, SEI            N/A                       N/A
VOLK, CPA                                       Investments, Fund Accounting
44 yrs. old                                     and Administration
                                                (1996-present); Assistant Chief
                                                Accountant for the U.S.
                                                Securities and Exchange
                                                Commission's Division of
                                                Investment Management
                                                (1993-1996).
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL        Controller and   (Since 2005)    Director, SEI Investments, Fund           N/A                       N/A
LAWSON        Chief Financial                   Accounting since July 2005.
46 yrs. old       Officer                       Manager, SEI Investments AVP
                                                from April 1995 to February
                                                1998 and November 1998 to July
                                                2005.
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL            Chief        (Since 2006)    Director of Investment Project            N/A                       N/A
EMERY            Compliance                     Management and Development at
43 yrs. old       Officer                       SEI Investments since February
                                                2003. Senior Investment
                                                Analyst, Equity team at SEI
                                                Investments from March 2000 to
                                                February 2003.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive,
  Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                  TERM OF                                          IN THE ADVISORS'
    NAME,       POSITION(S)     OFFICE AND                                        INNER CIRCLE FUND
   ADDRESS,      HELD WITH       LENGTH OF          PRINCIPAL OCCUPATION(S)          OVERSEEN BY            OTHER DIRECTORSHIPS
    AGE 1        THE TRUST      TIME SERVED           DURING PAST 5 YEARS              OFFICER                HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

JAMES         Vice President    (Since 2004)    Employed by SEI Investments              N/A                        N/A
NDIAYE         and Secretary                    Company since 2004. Vice
38 yrs. old                                     President, Deutsche Asset
                                                Management from 2003-2004.
                                                Associate, Morgan, Lewis &
                                                Bockius LLP from 2000-2003.
                                                Counsel, Assistant Vice
                                                President, ING Variable
                                                Annuities Group from 1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D.    Assistant Vice    (Since 2000)    General Counsel, Vice                    N/A                        N/A
BARTO          President and                    President and Secretary of SEI
38 yrs. old      Assistant                      Investments Global Funds
                 Secretary                      Services since 1999;
                                                Associate, Dechert (law firm)
                                                from 1997-1999;Associate,
                                                Richter, Miller & Finn (law
                                                firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
SOFIA         Vice President    (Since 2006)    Vice President and Assistant             N/A                        N/A
ROSALA         and Assistant                    Secretary of SEI Investments
32 yrs. old      Secretary                      Management Corp. and SEI
                                                Global Funds Services since
                                                2005. Compliance Officer of
                                                SEI Investments from
                                                2001-2004. Account and Product
                                                Consultant SEI Private Trust
                                                Company, 1998-2001.
------------------------------------------------------------------------------------------------------------------------------------
NICOLE          AML Officer     (Since 2005)    Vice President and Assistant             N/A                        N/A
WELCH                                           Secretary of SEI Investments
29 yrs. old                                     Management Corp. and SEI
                                                Global Funds Services since
                                                2005. Compliance Officer of
                                                SEI Investments from
                                                2001-2004. Account and Product
                                                Consultant SEI Private Trust
                                                Company, 1998-2001.
------------------------------------------------------------------------------------------------------------------------------------

1  The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.


                             NOTICE TO SHAREHOLDERS
                                       OF
                                 FMC SELECT FUND
                                   (UNAUDITED)



For shareholders that do not have an October 31, 2006 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2006 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2006, the Fund is designating the following items with regard to distributions paid during the year.

                                                  DIVIDENDS
                                               QUALIFYING FOR
                                                  CORPORATE
  LONG-TERM      ORDINARY                         DIVIDENDS     QUALIFYING       U.S.        QUALIFIED       QUALIFIED
CAPITAL GAIN      INCOME           TOTAL         RECEIVABLE      DIVIDEND     GOVERNMENT     INTEREST       SHORT-TERM
DISTRIBUTION   DISTRIBUTIONS   DISTRIBUTIONS    DEDUCTION (1)   INCOME (2)   INTEREST (3)   INCOME (4)   CAPITAL GAINS (5)
------------   -------------   -------------   --------------   ----------   ------------   ----------   -----------------
   70.04%         29.96%          100.00%          96.96%        100.00%         7.17%        43.83%           0.00%


(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of the Fund to designate the maximum amount permitted by the law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2006. Complete information will be computed and reported in conjunction with your 2006 Form 1099-DIV.

                                      NOTES

                                      NOTES

================================================================================

                                 FMC SELECT FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009

                                    ADVISER:
                               FIRST MANHATTAN CO.
                               437 Madison Avenue
                               New York, NY 10022

                                  DISTRIBUTOR:
                        SEI INVESTMENTS DISTRIBUTION CO.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI INVESTMENTS GLOBAL FUNDS SERVICES
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           MORGAN, LEWIS & BOCKIUS LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20036

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q (Quarterly Schedule of Portfolio Holdings) are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-877-FMC-4099 (1-877-362-4099); information on voted
proxies   is  also   available   on  the   SEC's   website   on  Form   N-PX  at
http://www.sec.gov.

FMC-AR-002-0600

================================================================================

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:


---------------------------------------------------------------------------------------------------------------------
                                         2006                                              2005
---------------------------------------------------------------------------------------------------------------------
                    All fees and    All fees and     All other       All fees and     All fees and    All other
                    services to     services to      fees and        services to      services to     fees and
                    the Trust       service          services to     the Trust that   service         services to
                    that were       affiliates       service         were             affiliates      service
                    pre-approved    that were        affiliates      pre-approved     that were       affiliates
                                    pre-approved     that did not                     pre-approved    that did not
                                                     require                                          require
                                                     pre-approval                                     pre-approval
---------------------------------------------------------------------------------------------------------------------
(a)       Audit        $267,100           $0               $0           $189,520           N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(b)       Audit-          $0              $0               $0              $0               $0              $0
          Related
          Fees

---------------------------------------------------------------------------------------------------------------------
(c)       Tax             $0              $0               $0              N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(d)       All             $0              $0               $0              N/A             N/A             N/A
          Other
          Fees
---------------------------------------------------------------------------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

---------------------------------------------------------------------------------------------------------------------
                                         2006                                              2005
---------------------------------------------------------------------------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
---------------------------------------------------------------------------------------------------------------------
(a)       Audit        $261,600           N/A             N/A             N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(b)       Audit-         N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees

---------------------------------------------------------------------------------------------------------------------
(c)       Tax            N/A              N/A             N/A             N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(d)       All            N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
---------------------------------------------------------------------------------------------------------------------

(e)(1)   Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

               ------------------------------------------------------------
                                                2006             2005
               ------------------------------------------------------------
               Audit-Related Fees                0%               0%

               ------------------------------------------------------------
               Tax Fees                          0%               0%
               ------------------------------------------------------------
               All Other Fees                    0%               0%

               ------------------------------------------------------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

               ------------------------------------------------------------
                                                2006             2005
               ------------------------------------------------------------
               Audit-Related Fees                0%              N/A

               ------------------------------------------------------------
               Tax Fees                          0%              N/A
               ------------------------------------------------------------
               All Other Fees                    0%              N/A

               ------------------------------------------------------------
(f)      Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2006 and 2005, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and N/A for 2006 and 2005, respectively.


(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1)   Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   The Advisors' Inner Circle Fund

                                               /s/ James F. Volk
By (Signature and Title)*                      ----------------------------
                                               James F. Volk, President
Date:  December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                               /s/ James F. Volk
By (Signature and Title)*                      -----------------------------
                                               James F. Volk, President
Date:  December 29, 2006


                                               /s/ Michael Lawson
By (Signature and Title)*                      ---------------------------------
                                               Michael Lawson, Controller & CFO
Date:  December 29, 2006

* Print the name and title of each signing officer under his or her signature.